Note 12 Financial assets at fair value through other comprehensive income debt securities by rating (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
AAA [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Subtotal debt instruments available for sale	€ 4,290,000,000	€ 4,345,000,000
Percentage avaiable for sale financial assets debt securities	6.00%	6.40%
AA+ [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Subtotal debt instruments available for sale	€ 649,000,000	€ 595,000,000
Percentage avaiable for sale financial assets debt securities	0.90%	0.90%
AA member [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Subtotal debt instruments available for sale	€ 442,000,000	€ 449,000,000
Percentage avaiable for sale financial assets debt securities	0.60%	0.70%
AA minus [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Subtotal debt instruments available for sale	€ 421,000,000	€ 406,000,000
Percentage avaiable for sale financial assets debt securities	0.60%	0.60%
A plus [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Subtotal debt instruments available for sale	€ 7,344,000,000	€ 5,912,000,000
Percentage avaiable for sale financial assets debt securities	10.20%	8.70%
A member [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Subtotal debt instruments available for sale	€ 1,817,000,000	€ 2,112,000,000
Percentage avaiable for sale financial assets debt securities	2.50%	3.10%
A minus [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Subtotal debt instruments available for sale	€ 27,311,000,000	€ 31,614,000,000
Percentage avaiable for sale financial assets debt securities	38.00%	46.30%
BBB plus [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Subtotal debt instruments available for sale	€ 11,436,000,000	€ 8,629,000,000
Percentage avaiable for sale financial assets debt securities	15.90%	12.60%
BBB [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Subtotal debt instruments available for sale	€ 3,966,000,000	€ 4,054,000,000
Percentage avaiable for sale financial assets debt securities	5.50%	5.90%
BBB minus [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Subtotal debt instruments available for sale	€ 9,182,000,000	€ 5,116,000,000
Percentage avaiable for sale financial assets debt securities	12.80%	7.50%
BB + or below [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Subtotal debt instruments available for sale	€ 4,556,000,000	€ 4,731,000,000
Percentage avaiable for sale financial assets debt securities	6.30%	6.90%
Unclassified [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Subtotal debt instruments available for sale	€ 397,000,000	€ 345,000,000
Percentage avaiable for sale financial assets debt securities	0.60%	0.50%
Total rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Subtotal debt instruments available for sale	€ 71,811,000,000	€ 68,308,000,000
Percentage avaiable for sale financial assets debt securities	100.00%	100.00%